Short Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Short-term Debt [Line Items]
Short term debt	¥ 25,000
Unsecured Borrowings [Member]
Short-term Debt [Line Items]
Short term debt	¥ 25,000